Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Sep. 26, 2017	Feb. 17, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impact of 10% change in expected volatility rate			$ 18	$ 12
Impact of 10% change in the estimate of fair value of the common stock			34	26
Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability fair value			$ 211	201	$ 0
Warrant Liability | Series C
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected term (in years)		5 years
Risk-free interest rate (as a percent)		1.26%
Expected volatility (as a percent)		62.99%
Expected dividend yield (as a percent)		0.00%
Warrant Liability | Common Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected term (in years)	2 years		2 years
Risk-free interest rate (as a percent)	1.44%		1.46%
Expected volatility (as a percent)	78.71%		78.78%
Expected dividend yield (as a percent)	0.00%		0.00%
Liability fair value			$ 211	$ 0
Subsequent Event | Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability fair value	$ 0